CONSIDERATION PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
Consideration Payable
SCHEDULE OF CONSIDERATION PAYABLE

The following table summarizes the consideration payable to Glencore under the omnibus agreement:

	June 30, 2026	December 31, 2025
	$	$
Contingent value rights (note 9(b))	35,066	20,243
Balance, end of period	35,066	20,243
Less: current portion	-	-
Non-current portion	35,066	20,243

SCHEDULE OF CONSIDERATION PAYABLE AT FAIR VALUE AT INCEPTION RESULTING IN A GAIN ON MODIFICATION

The following table summarizes the details of the consideration payable to Glencore:

	BPP (a)	CVRs (b)	Total
	$	$	$
Balance, December 31, 2024	34,625	10,158	44,783
Loss on change in fair value of consideration payable	5,375	10,085	15,460
Settlement of base purchase price obligation	(40,000)	-	(40,000)
Balance, December 31, 2025	-	20,243	20,243
Less: current portion	-	-	-
Non-current portion	-	20,243	20,243

Balance, December 31, 2025	-	20,243	20,243
Gain on change in fair value of consideration payable	-	14,823	14,823
Balance, June 30, 2026	-	35,066	35,066
Less: current portion	-	-	-
Non-current portion	-	35,066	35,066